CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss for the Period	$ (5,100,660)	$ (851,392)	$ (3,154,599)	$ (9,432,715)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Bad Debt	1,000	0	9,800	4,190
Change in Fair Value of Digital Currency	11,022	(30,105)
Depreciation and Amortization	323,838	39,231	361,932	105,481
Stock Issued for Services	4,034,930	1,570,124	2,643,067	8,806,250
Stock Returned - Legal Settlement	0	(479,558)	(479,558)	0
Imputed Interest on Loans	5,649	3,509	9,716	33,300
Change in Fair Value of Derivative			1,621	174,290
Interest Expense Derivatives and Discounts			179,467	155,448
Impairment			9,760	0
Changes in assets and liabilities:
Accounts Receivable	115	(10,100)	(12,473)	(4,190)
Inventories	(158)	(3,953)	15,809	(7,100)
Prepaids	(70,171)	(465,893)	(33)	(31)
Employee Advances	0	(33)
Accounts Payable and Accrued Expenses	155,497	59,415	228,530	(174,069)
Commitments and Contingencies	(19,000)	0
Digital Currency			(30,057)	0
Deposits			(35,000)	1,031
Accounts Payable and Accrued Expenses - Kush			0	6,084
Net Cash Used in Operating Activities:	(657,938)	(168,755)	(252,018)	(332,031)
Net Cash Provided by Discontinued Activities:			0	6,840
Cash Flows from Investing Activities:
Purchase of Fixed Assets	(5,695)	(225)
Cash Acquired in Merger	8,714	4,238
Cash Purchase of Investment - Shona Banda	(3,980)	0
Purchase of Fixed Assets and Intangibles	(150,000)	0	0	(14,739)
Purchase of digital currency	0	0	0	(5,203)
Cash received for sale of available for sale securities	0	0	0	4,876
Spin Off	0	0	0	11,566
Payments to Acquire Businesses, Gross	0	0	(44,365)	0
Note Receivable - Related Party	0	0	(15,000)	0
Advances to Related Parties	(742)	(15,000)	0	0
Net Cash Used in Investing Activities:	(151,703)	(10,987)	(59,365)	(3,500)
Cash Provided by (Used in) Investing Activities, Discontinued Operations			0	0
Cash Flows from Financing Activities:
Cash Proceed from Sale of Stock	415,136	0
Proceeds Received from Private Placement Memorandum	356,100	0	197,730	0
Advances to Related Parties	(49,086)	(6,015)
Payments to Related Parties	0	0	(7,738)	(42,398)
Contributions by related parties	0	0	0	10,043
Proceeds from Related Parties	50,000	251,300	368,781	345,408
Net Cash Provided by Financing Activities:	772,150	245,285	558,773	313,053
NET CHANGE IN CASH AND CASH EQUIVALENTS	(37,491)	65,543	247,390	(15,638)
Cash and Cash Equivalents - Beginning of Period	257,746	10,356	10,356	25,994
Cash and Cash Equivalents - End of Period	220,255	75,899	257,746	10,356
Supplemental Disclosures of Non Cash Activities:
Contribution of Digital Currency	0	5,931	5,931	0
Fair Value of Conversion of Amounts Due to Related Party and Accrued Interest	100,086	255,834
Fair Value of Shares Issued for Reduction of Stock Payable	379,900	0
Shares Issued for Accrued Liabilities	0	15,000
Fair Value of Shares Issued for Intangibles	60,100	0
Fair Value of Shares and NCI Issued for Purchase of PrestoCorp	5,463,202	0
Fair Value of Shares Issued for Services in Prepaid Expenses	1,000,000	0
Adjustment to purchase price of iBudTender	$ 163,386	$ 0
Conversion of Debt to Equity			387,663	0
Note payable issued in connection with R&D joint venture			0	35,000
Fair value of derivatives issued with preferred and note payable			0	182,000
Fair value of derivatives reclassified to additional paid in capital			82,523	325,003
Intangibles acquired			$ 400,000	$ 0
Common stock issued upon conversion of note payable			$ 35,000	$ -
Common stock issued for prepaid consulting			$ 417,000	$ 0
Preferred Shares Issued for Related Party Payables			$ 0	$ 3,747,669
Goodwill acquired in acquisition			247051.00%	0.00%
Supplemental Disclosure of Cash Flow Activities:
Interest			$ (2,078)	$ 0
Income taxes			$ 0	$ 0